RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of payables due to related parties	Amounts due to related parties at December 31 are as follows;

(in thousands of $)	2012	2011
ITCL	479	479
Frontline Ltd.	96	46
	575	525